ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable From State Of Minas Gerais
Description of payment from state of minas gerais	12 consecutive monthly installments
Amounts received from minas gerais state government	R$ 299
Remaining amounts receivable from recognized in non current assets	R$ 13	R$ 12